Private Placement (Details) - USD ($)			6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 01, 2021	Jun. 11, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement (Details) [Line Items]
Generating gross proceeds (in Dollars)		$ 150,000,000		$ 5,700,000
Initial Public Offering [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)			5,250,000		5,250,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)					$ 5,250,000
Aggregate purchase price (in Dollars)			$ 5,250,000
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share	$ 1
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Warrants price per share			$ 1		$ 1
Generating gross proceeds (in Dollars)			$ 450,000
Private Placement Warrant [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Generating gross proceeds (in Dollars)			$ 5,250,000
Private Placement Warrant [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares)	450,000
Generating gross proceeds (in Dollars)	$ 450,000
Generating gross proceeds (in Dollars)	$ 450,000
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock, price per share			$ 11.5		$ 11.5